OTHER LIABILITIES	6 Months Ended
Jun. 30, 2025
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 8 – OTHER LIABILITIES

Other liabilties are as follows:

	June 30,	December 31,
	2025	2024
Deferred wage tax and social security (1)	$5,805	$7,227
Deferred VAT (1)	3,911	4,858
Severance pay liability	2,106	1,881
Total other liabilities	$11,822	$13,966

(1)          Deferred VAT and deferred wage tax relate to measurements taken by the Dutch government, where they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March – December 2021, to be paid in 60 instalments starting October 2022.